Fair Value Measurements (Narrative) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 01, 2014 JPY (¥)
Selling, general and administrative expenses
Derivative [Line Items]
Pre-tax income related to changes in the fair value of currency swap	$ 14	$ 22
Japan, Yen
Derivative [Line Items]
Investment foreign currency, contract, foreign currency amount | ¥			¥ 184
Exchange rate of Japanese Yen per U.S. dollar			102.25